Employee Option Plans (Details) - Schedule of the RSU activities	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of the RSU activities [Abstract]
Amount of options, Unvested beginning | shares	238,005,000
Weighted Average Grant-Date Fair value, Unvested ending | $ / shares	$ 24.45
Amount of options, Granted | shares	74,222,000
Weighted Average Grant-Date Fair value, Granted | $ / shares	$ 29.96
Amount of options, Vested | shares	(43,451,000)
Weighted Average Grant-Date Fair value, Vested | $ / shares	$ 24.45
Amount of options, Expired and forfeiture | shares	(65,020,000)
Weighted Average Grant-Date Fair value, Expired and forfeiture | $ / shares	$ 24.47
Amount of options, Unvested ending | shares	203,756,000
Weighted Average Grant-Date Fair value, Unvested ending | $ / shares	$ 26.46